Consolidating Financial Information	12 Months Ended
Apr. 02, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidating Financial Information [Text Block]
CONSOLIDATING FINANCIAL INFORMATION

As discussed in Note 7, the Notes were issued pursuant to the Indenture by and among the Company, the Company's domestic subsidiaries that guarantee the Company's obligations under its revolving credit facility, as guarantors, and MUFG Union Bank, N.A., as trustee. The Notes are fully and unconditionally guaranteed on a joint and several basis by each guarantor subsidiary, each of which is 100% owned, directly or indirectly, by Qorvo, Inc. (the "Parent Company"). As discussed in Note 1, the Business Combination of RFMD and TriQuint under Parent Company, a new holding company, closed on January 1, 2015. A guarantor subsidiary’s guarantee can be released in certain customary circumstances.

In accordance with Rule 3-10 of Regulation S-X, the following presents the condensed consolidating financial information separately for:

(i)	the Parent Company, the issuer of the Notes;

(ii)	the guarantor subsidiaries, on a combined basis, as specified in the Indenture;

(iii)	the non-guarantor subsidiaries, on a combined basis;

(iv)
consolidating entries and eliminations representing adjustments to (a) eliminate intercompany transactions between or among the Parent Company, the guarantor subsidiaries and the non-guarantor subsidiaries, (b) eliminate intercompany profit in inventory, (c) eliminate the investments in the Company’s subsidiaries and (d) record consolidating entries; and

(v)	the Company, on a consolidated basis.

Each entity in the consolidating financial information follows the same accounting policies as described in the consolidated financial statements, except for the use by the Parent Company and guarantor subsidiaries of the equity method of accounting to reflect ownership interests in subsidiaries that are eliminated upon consolidation. The financial information may not necessarily be indicative of the financial position, results of operations, comprehensive income (loss), and cash flows, had the Parent Company, guarantor or non-guarantor subsidiaries operated as independent entities.

	Condensed Consolidating Balance Sheet
	April 2, 2016
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$220,633	$205,248	$—	$425,881
Short-term investments	—	186,808	—	—	186,808
Accounts receivable, less allowance	—	203,488	112,868	—	316,356
Intercompany accounts and notes receivable	—	532,508	404,330	(936,838)	—
Inventories	—	186,627	325,346	(84,422)	427,551
Prepaid expenses	—	56,151	7,699	—	63,850
Other receivables	—	37,033	10,347	—	47,380
Other current assets	—	40,866	518	—	41,384
Total current assets	—	1,464,114	1,066,356	(1,021,260)	1,509,210
Property and equipment, net	—	807,586	239,495	(193)	1,046,888
Goodwill	—	1,868,816	266,881	—	2,135,697
Intangible assets, net	—	786,314	1,026,201	—	1,812,515
Long-term investments	—	26,050	—	—	26,050
Long-term intercompany accounts and notes receivable	—	564,397	267,823	(832,220)	—
Investment in subsidiaries	6,151,120	1,645,846	—	(7,796,966)	—
Other non-current assets	1,091	39,478	25,890	—	66,459
Total assets	$6,152,211	$7,202,601	$2,892,646	$(9,650,639)	$6,596,819
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$141,792	$66,508	$(2,936)	$205,364
Intercompany accounts and notes payable	—	404,330	532,508	(936,838)	—
Accrued liabilities	25,445	93,609	18,835	—	137,889
Other current liabilities	—	20,122	10,426	—	30,548
Total current liabilities	25,445	659,853	628,277	(939,774)	373,801
Long-term debt, net	988,130	—	—	—	988,130
Deferred tax liabilities	(93,340)	195,462	50,038	—	152,160
Long-term intercompany accounts and notes payable	232,303	267,823	332,094	(832,220)	—
Other long-term liabilities	—	39,288	43,768	—	83,056
Total liabilities	1,152,538	1,162,426	1,054,177	(1,771,994)	1,597,147
Total stockholders’ equity	4,999,673	6,040,175	1,838,469	(7,878,645)	4,999,672
Total liabilities and stockholders’ equity	$6,152,211	$7,202,601	$2,892,646	$(9,650,639)	$6,596,819

	Condensed Consolidating Balance Sheet
	March 28, 2015
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$154,332	$145,482	$—	$299,814
Short-term investments	—	244,830	—	—	244,830
Accounts receivable, less allowance	—	247,533	106,297	—	353,830
Intercompany accounts and notes receivable	—	482,276	194,253	(676,529)	—
Inventories	—	147,660	282,190	(82,950)	346,900
Prepaid expenses	—	48,508	3,661	—	52,169
Other receivables	—	25,268	548	—	25,816
Deferred tax assets	85,150	63,965	1,093	—	150,208
Other current assets	—	25,853	685	—	26,538
Total current assets	85,150	1,440,225	734,209	(759,479)	1,500,105
Property and equipment, net	—	684,363	199,089	(81)	883,371
Goodwill	—	1,873,706	266,880	—	2,140,586
Intangible assets, net	—	988,367	1,318,862	—	2,307,229
Long-term investments	—	4,083	—	—	4,083
Long-term intercompany accounts and notes receivable	—	353,481	222,197	(575,678)	—
Investment in subsidiaries	6,163,621	1,645,624	—	(7,809,245)	—
Other non-current assets	—	30,158	26,847	—	57,005
Total assets	$6,248,771	$7,020,007	$2,768,084	$(9,144,483)	$6,892,379
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$138,939	$44,714	$(1,185)	$182,468
Intercompany accounts and notes payable	—	194,253	482,276	(676,529)	—
Accrued liabilities	—	113,451	18,420	—	131,871
Other current liabilities	—	18,005	(7,034)	—	10,971
Total current liabilities	—	464,648	538,376	(677,714)	325,310
Deferred tax liabilities	—	245,092	65,097	—	310,189
Long-term intercompany accounts and notes payable	75,611	222,197	277,870	(575,678)	—
Other long-term liabilities	—	42,571	41,149	—	83,720
Total liabilities	75,611	974,508	922,492	(1,253,392)	719,219
Total stockholders’ equity	6,173,160	6,045,499	1,845,592	(7,891,091)	6,173,160
Total liabilities and stockholders’ equity	$6,248,771	$7,020,007	$2,768,084	$(9,144,483)	$6,892,379

	Consolidating Statement of Operations and Comprehensive Income (Loss)
	Fiscal Year Ended April 2, 2016
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$2,212,062	$2,762,150	$(2,363,486)	$2,610,726
Cost of goods sold	—	1,778,336	2,060,702	(2,277,865)	1,561,173
Gross profit	—	433,726	701,448	(85,621)	1,049,553
Operating expenses:
Research and development	67,158	106,560	304,219	(29,174)	448,763
Marketing and selling	28,438	127,499	285,354	(20,824)	420,467
General and administrative	43,920	24,315	75,239	(29,842)	113,632
Other operating expense	—	50,928	2,447	1,348	54,723
Total operating expenses	139,516	309,302	667,259	(78,492)	1,037,585
Income (loss) from operations	(139,516)	124,424	34,189	(7,129)	11,968
Interest expense	(21,895)	(2,419)	(3,029)	4,027	(23,316)
Interest income	—	2,650	3,003	(3,585)	2,068
Other income (expense)	—	5,467	(298)	1,249	6,418
(Loss) income before income taxes	(161,411)	130,122	33,865	(5,438)	(2,862)
Income tax (expense) benefit	44,014	(49,751)	(20,246)	—	(25,983)
Income in subsidiaries	88,552	—	—	(88,552)	—
Net (loss) income	$(28,845)	$80,371	$13,619	$(93,990)	$(28,845)

Comprehensive (loss) income	$(31,854)	$76,118	$14,862	$(90,980)	$(31,854)

	Consolidating Statement of Operations and Comprehensive Income (Loss)
	Fiscal Year Ended March 28, 2015
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$2,523,495	$1,408,913	$(2,221,442)	$1,710,966
Cost of goods sold	—	1,910,297	1,260,814	(2,149,453)	1,021,658
Gross profit	—	613,198	148,099	(71,989)	689,308
Operating expenses:
Research and development	18,335	202,337	45,751	(8,929)	257,494
Marketing and selling	7,579	101,068	78,193	(22,183)	164,657
General and administrative	16,197	59,470	11,862	(2,300)	85,229
Other operating expense	—	55,774	3,475	213	59,462
Total operating expenses	42,111	418,649	139,281	(33,199)	566,842
Income (loss) from operations	(42,111)	194,549	8,818	(38,790)	122,466
Interest expense	—	(2,770)	(1,583)	2,932	(1,421)
Interest income	—	1,009	2,281	(2,840)	450
Other (expense) income	—	(906)	694	(42)	(254)
Income (loss) before income taxes	(42,111)	191,882	10,210	(38,740)	121,241
Income tax benefit (expense)	13,350	73,268	(11,556)	—	75,062
Income in subsidiaries	35,243	—	—	(35,243)	—
Net income (loss)	$6,482	$265,150	$(1,346)	$(73,983)	$196,303

Comprehensive income (loss)	$6,482	$269,071	$(4,606)	$(73,983)	$196,964

	Consolidating Statement of Operations and Comprehensive Income
	Fiscal Year Ended March 29, 2014
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue	$—	$1,794,138	$1,003,550	$(1,649,457)	$1,148,231
Cost of goods sold	—	1,437,594	914,367	(1,608,657)	743,304
Gross profit	—	356,544	89,183	(40,800)	404,927
Operating expenses:
Research and development	—	186,596	12,625	(1,952)	197,269
Marketing and selling	—	78,170	18,404	(21,902)	74,672
General and administrative	—	69,530	9,854	(2,652)	76,732
Other operating expense	—	10,022	17,039	1,852	28,913
Total operating expenses	—	344,318	57,922	(24,654)	377,586
Income from operations	—	12,226	31,261	(16,146)	27,341
Interest expense	—	(6,583)	(1,317)	1,917	(5,983)
Interest income	—	896	1,250	(1,967)	179
Other income	—	2,223	113	—	2,336
Income before income taxes	—	8,762	31,307	(16,196)	23,873
Income tax expense	—	(304)	(10,927)	—	(11,231)
Net income	$—	$8,458	$20,380	$(16,196)	$12,642

Comprehensive income	$—	$8,461	$20,090	$(16,196)	$12,355

	Condensed Consolidating Statement of Cash Flows
	Fiscal Year Ended April 2, 2016
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$282,955	$273,171	$131,801	$—	$687,927
Investing activities:
Purchase of available-for-sale securities	—	(340,527)	—	—	(340,527)
Proceeds from maturities of available-for-sale securities	—	390,009	—	—	390,009
Purchase of investments	—	(25,000)	—	—	(25,000)
Proceeds from the sale of investments	—	11,575	—	—	11,575
Purchase of property and equipment	—	(244,817)	(70,807)	—	(315,624)
Proceeds from sale of property and equipment	—	595	258	—	853
Net cash used in investing activities	—	(208,165)	(70,549)	—	(278,714)
Financing activities:
Proceeds from debt issuances	1,175,000	—	—	—	1,175,000
Payment of debt	(175,000)	—	—	—	(175,000)
Excess tax benefit from exercises of stock options	935	—	—	—	935
Debt issuance costs	(13,588)	—	—	—	(13,588)
Proceeds from the issuance of common stock	51,875	—	—	—	51,875
Repurchase of common stock, including transaction costs	(1,300,009)	—	—	—	(1,300,009)
Tax withholding paid on behalf of employees for restricted stock units	(22,168)	—	—	—	(22,168)
Restricted cash associated with financing activities	—	131	—	—	131
Other financing	—	(28)	—	—	(28)
Net transactions with related parties	—	1,192	(1,192)	—	—
Net cash (used in) provided by financing activities	(282,955)	1,295	(1,192)	—	(282,852)
Effect of exchange rate changes on cash	—	—	(294)	—	(294)
Net increase in cash and cash equivalents	—	66,301	59,766	—	126,067
Cash and cash equivalents at the beginning of the period	—	154,332	145,482	—	299,814
Cash and cash equivalents at the end of the period	$—	$220,633	$205,248	$—	$425,881

	Condensed Consolidating Statement of Cash Flows
	Fiscal Year Ended March 28, 2015
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$25,059	$187,786	$92,779	$—	$305,624
Investing activities:
Purchase of available-for-sale securities	—	(370,734)	(17,000)	—	(387,734)
Proceeds from maturities of available-for-sale securities	—	234,185	27,000	—	261,185
Proceeds from the sale of investments	—	297	—	—	297
Purchase of business, net of cash acquired	—	165,665	58,659	—	224,324
Proceeds from the sale of business	—	1,500		—	1,500
Purchase of intangibles	—	(671)	(429)	—	(1,100)
Purchase of property and equipment	—	(116,868)	(52,994)	—	(169,862)
Proceeds from sale of property and equipment	—	7,363	85	—	7,448
Net cash (used in) provided by investing activities	—	(79,263)	15,321	—	(63,942)
Financing activities:
Payment of debt	—	(87,503)	—	—	(87,503)
Excess tax benefit from exercises of stock options	13,993	—	—	—	13,993
Debt issuance costs	—	(36)	—	—	(36)
Proceeds from the issuance of common stock	46,072	—	—	—	46,072
Repurchase of common stock, including transaction costs	(50,874)	—	—	—	(50,874)
Tax withholding paid on behalf of employees for restricted stock units	(34,250)	—	—	—	(34,250)
Other financing	—	(300)	—	—	(300)
Net transactions with related parties	—	1,376	(1,376)	—	—
Net cash used in financing activities	(25,059)	(86,463)	(1,376)	—	(112,898)
Effect of exchange rate changes on cash	—	—	(868)	—	(868)
Net increase in cash and cash equivalents	—	22,060	105,856	—	127,916
Cash and cash equivalents at the beginning of the period	—	132,272	39,626	—	171,898
Cash and cash equivalents at the end of the period	$—	$154,332	$145,482	$—	$299,814

	Condensed Consolidating Statement of Cash Flows
	Fiscal Year Ended March 29, 2014
(in thousands)	Parent Company	Guarantor Subsidiaries	Non-guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$100,954	$29,895	$—	$130,849
Investing activities:
Purchase of available-for-sale securities	—	(125,066)	29	—	(125,037)
Proceeds from maturities of available-for-sale securities	—	129,031	1,968	—	130,999
Proceeds from the sale of investments	—	2,586	—	—	2,586
Purchase of intangibles	—	(1,327)	—	—	(1,327)
Purchase of property and equipment	—	(45,439)	(21,314)	—	(66,753)
Proceeds from sale of property and equipment	—	2,383	116	—	2,499
Net cash used in investing activities	—	(37,832)	(19,201)	—	(57,033)
Financing activities:
Excess tax benefit from exercises of stock options	—	50	—	—	50
Debt issuance costs	—	(122)	—	—	(122)
Proceeds from the issuance of common stock	—	17,480	—	—	17,480
Repurchase of common stock, including transaction costs	—	(12,780)	—	—	(12,780)
Tax withholding paid on behalf of employees for restricted stock units	—	(9,113)	—	—	(9,113)
Other financing	—	240	—	—	240
Net transactions with related parties	—	35,106	(35,106)	—	—
Net cash (used in) provided by financing activities	—	30,861	(35,106)	—	(4,245)
Effect of exchange rate changes on cash	—	—	665	—	665
Net increase (decrease) in cash and cash equivalents	—	93,983	(23,747)	—	70,236
Cash and cash equivalents at the beginning of the period	—	38,289	63,373	—	101,662
Cash and cash equivalents at the end of the period	$—	$132,272	$39,626	$—	$171,898